Non-Cash Share-Based Compensation - Summary of Non-Cash Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 2,943	$ 4,037
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	792	1,675
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 2,151	$ 2,362